Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Jun. 30, 2025
CURRENT ASSETS
Cash	$ 14,192,455	$ 2,419,115
Short-term investment		2,477,900
Prepayments and other receivables	30,702	5,798
Total current assets	14,223,157	4,902,813
NON-CURRENT ASSETS
Property and equipment, net	135,112	215,434
Long-term deposits	75,670	92,950
Right-of-use assets, net	295,620	544,385
Total non-current assets	506,402	852,769
Total assets	14,729,559	5,755,582
CURRENT LIABILITIES
Accrued expenses	1,073,596	348,354
Operating lease liabilities – current	236,312	312,780
Total current liabilities	1,320,695	663,673
NON-CURRENT LIABILITIES
Operating lease liabilities – non – current	59,499	231,635
Total liabilities	1,380,194	895,308
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00001 par value, 100,000,000,000 shares authorized, and 495,884,376 shares and 494,488,908 shares issued and outstanding as of June 30, 2026 and 2025, respectively	4,959	4,945
Additional paid-in capital	50,292,725	30,121,231
Accumulated deficit	(36,903,057)	(25,201,116)
Accumulated other comprehensive loss	(45,262)	(64,786)
Total equity attributed to shareholders of the Company	13,349,365	4,860,274
Non-controlling interest
Total shareholders’ equity	13,349,365	4,860,274
Total liabilities and shareholders’ equity	14,729,559	5,755,582
Related Party
CURRENT LIABILITIES
Other payables – related parties	$ 10,787	$ 2,539